Stock-Based Compensation - Summary of Stock Option Activity Under the 2018 Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Shares, Beginning Balance	3,436,383
Number of Shares, Granted	679,000
Number of Shares, Exercised	(22,722)
Number of Shares, Forfeited and expired	(724,891)
Number of Shares, Ending Balance	3,367,770	3,436,383
Number of Shares, Options vested and exercisable	2,259,808
Number of Shares, Options vested and expected to vest	3,367,770
Weighted- Average Exercise Price, Beginning Balance	$ 2.25
Weighted- Average Exercise Price, Granted	3.47
Weighted- Average Exercise Price, Exercised	1.66
Weighted- Average Exercise Price, Forfeited and expired	3.76
Weighted- Average Exercise Price, Ending Balance	2.18	$ 2.25
Weighted- Average Exercise Price, Options vested and exercisable	1.77
Weighted- Average Exercise Price, Options vested and expected to vest	$ 2.18
Weighted-Average Remaining Contractual Term (Years)	6 years 11 months 23 days	7 years 10 months 13 days
Weighted-Average Remaining Contractual Term (Years), Options vested and exercisable	6 years 2 months 15 days
Weighted-Average Remaining Contractual Term (Years), Options vested and expected to vest	6 years 11 months 23 days
Aggregate Intrinsic Value, Beginning Balance	$ 10,337
Aggregate Intrinsic Value, Ending Balance	4,489	$ 10,337
Aggregate Intrinsic Value, Options vested and exercisable	3,841
Aggregate Intrinsic Value, Options vested and expected to vest	$ 4,489